Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

Note 1 - Organization and Description of Business

Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. (“RLSP”) was established on July 8, 2019, and is located in Fenghua District, Ningbo, Zhejiang province, the People’s Republic of China (“PRC”). RLSP specialized in the production and sales of automotive rubber and plastic sealing strips of integrated group companies. It has an integrated machinery production plant on PRC. RLSP is a first-tier supplier of well-known auto brands such as Dongfeng Motor and French Renault. RLSP has a registered capital of $20 million US dollars to be injected and is a wholly-owned by foreign investment.

Rubber Leaf Inc (the “Company” or “RLI”) was incorporated under the law of the State of Nevada on May 18, 2021 by Ms. Xingxiu Hua, the sole shareholder of RLSP. On May 27, 2021, the Company entered a share exchange agreement with Ms. Hua, pursuant to which, the Company issued 40,000,000 shares of common stock to exchange for all of RLSP’s shares. No change of control of RLSP resulted from the execution of the share exchange agreement.

Note 1 - Organization and Description of Business

Rubber Leaf Sealing Products (Zhejiang) Co., Ltd. (the “RLSP”) was established in July 8, 2019 and is located in Fenghua District, Ningbo, Zhejiang province, the People’s Republic of China (“PRC”). RLSP specializes in the production and sales of automotive rubber and plastic sealing strips of integrated group companies. It has an integrated machinery production plant on PRC. RLSP, a well-known auto parts enterprise, is a first-tier supplier of well-known auto brands such as Dongfeng Motor and French Renault. RLSP has a registered capital of $20 million US dollars to be injected and is a wholly owned by foreign investment.

Rubber Leaf Inc (the “Company” or “RLI”) was incorporated under the law of the State of Nevada on May 18, 2021 by Ms. Xingxiu Hua, the sole shareholder of RLSP. On May 27, 2021, the Company entered a share exchange agreement with Ms. Hua, pursuant to which, the Company issued 40,000,000 shares of common stock to exchange for all of RLSP’s shares. No change of control of RLSP was resulted from the execution of the share exchange agreement.